Unaudited Pro Forma Balance Sheet (Parenthetical) (USD $)	Mar. 31, 2012
Coronado Corp. [Member]
Common stock, shares authorized	100,000,000
Common stock, par value	$ 0.001
Common stock, shares issued	17,287,502
Common stock, shares outstanding	17,287,502
Vampt Beverage USA, Corp [Member]
Common stock, shares authorized	100,000,000
Common stock, par value	$ 0.001
Common stock, shares issued	17,287,502
Common stock, shares outstanding	17,287,502
Pro Forma Adjustments [Member]
Common stock, shares authorized	100,000,000
Common stock, par value	$ 0.001
Common stock, shares issued	17,287,502
Common stock, shares outstanding	17,287,502
Pro Forma [Member]
Common stock, shares authorized	100,000,000
Common stock, par value	$ 0.001
Common stock, shares issued	17,287,502
Common stock, shares outstanding	17,287,502